ASSETS HELD FOR SALE	6 Months Ended
Jun. 27, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
Assets classified as held for sale as at 27 June 2025 and 31 December 2024 were €70 million and €46 million, respectively. These assets primarily consist of properties expected to be sold in the near future.